Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivatives [Text Block]

7. Derivatives

Warrant Derivative Liabilities:

Some of the Company’s issued and outstanding common share purchase warrants had exercise prices denominated in a foreign currency (Canadian dollars). These warrants were required to be treated as a derivative liability, as the amount of cash the Company was to receive on exercise of the warrants would vary depending on the exchange rate. These warrants were classified as a derivative liability and recognized at fair value. Changes in the fair value of these warrants were recognized in earnings until such time as the warrants are exercised or expire. These warrants expired unexercised on August 24, 2013.

The following table presents the reconciliation of the fair value of the warrants:

	For the three	For the three	For the nine	For the nine
	months ended	months ended	months ended	months ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012

Balance, beginning of period	$-	$215	$93	$1,170
Gain (loss) on derivatives	-	1	(63)	(541)
Value of warrants exercised	-	(51)	(30)	(464)
Balance, end of period	$-	$165	$-	$165

7. Warrant derivative liability

Some of the Company’s issued and outstanding common share purchase warrants have exercise prices denominated in a foreign currency (Canadian dollar). These warrants are required to be treated as a derivative liability as the amount of cash the Company will receive on exercise of the warrants will vary depending on the exchange rate. These warrants are classified as a derivative liability and recognized at fair value. Changes in the fair value of these warrants are recognized in earnings until such time as the warrants are exercised or expire. The Company recognized a gain of $0.6 million from the change in fair value of the warrants for the year ended December 31, 2012. The Company recognized a gain of $1.3 million in change in fair value of the warrants for the year ended December 31, 2011, and recognized a loss of $4.7 million in 2010. On June 30, 2011, the Company and a warrant holder agreed to modify the terms of 1.1 million warrants to change the Canadian dollar exercise price to a US dollar exercise price. These warrants no longer require treatment as a derivative liability and the fair value of these warrants on the date of the modification of $3.3 million was reclassified to common stock.

During the year ended December 31, 2012, warrant holders exercised 280,836 warrants for proceeds to the Company of $0.4 million. In conjunction with this exercise, the fair value of these warrants on the date of the exercise of $0.5 million was reclassified to common stock.

The following table presents the reconciliation of the fair value of the warrants:

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2012	2011

Balance, beginning of period	$1,170	$5,876
Gain on warrant derivatives	(613)	(1,328)
Warrants exercised	(464)	(64)
Warrants reclassified to common stock	-	(3,314)
Balance, end of period	$93	$1,170

These common share purchase warrants do not trade in an active securities market, and as such, the Company has estimated the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions at December 31, 2012: weighted average risk-free interest rate 0.135%, weighted average volatility 36.36%, expected dividend yield – nil, and weighted average expected life (in years) 0.65. At December 31, 2011: weighted average risk-free interest rate 0.25%, weighted average volatility 67.57%, expected dividend yield – nil, and weighted average expected life (in years) 1.67.